Borrowings - Existing Facilities (Details) $ in Thousands																		1 Months Ended	12 Months Ended
	Dec. 12, 2018 USD ($)	Nov. 13, 2018 USD ($)	Mar. 23, 2018 USD ($)	Mar. 14, 2018 USD ($)	Jan. 05, 2018 USD ($)	Jan. 02, 2018 USD ($)	Jul. 03, 2017 USD ($)	Apr. 05, 2017 USD ($)	Jan. 17, 2017 USD ($)	Oct. 25, 2016 USD ($)	Sep. 26, 2016 USD ($)	Jul. 25, 2016 USD ($)	Jul. 19, 2016 USD ($) facility item	Jun. 24, 2016 USD ($)	Apr. 05, 2016 USD ($) installment	Mar. 22, 2016 USD ($)	Oct. 16, 2015 USD ($) tranche loan building installment item	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($) entity installment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 18, 2016 USD ($)	Nov. 12, 2014 USD ($)
Borrowings
Outstanding balance																			$ 2,828,459	$ 2,547,556
Deferred financing costs																			4,576	17,519
Unamortized fees written off																					$ 23,097
Repayment of borrowings																			231,753	397,008	1,983,576
GasLog Partners LP | Maximum
Borrowings
Refinance of outstanding debt																		$ 450,000
GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC | Citibank N.A., Nordea Bank Finland plc, London Branch, DVB Bank America N.V., ABN Amro Bank N.V., Skandinaviska Enskilda Banken AB and BNP Paribas loan
Borrowings
Maximum loan facility amount																							$ 450,000
Outstanding balance																			$ 360,000	382,500
Number of equal quarterly installment of debt repayment | installment																			4
Installment amount																			$ 5,625
Final balloon payment																			337,500
GAS-three Ltd., GAS-four Ltd., GAS-five Ltd., GAS-sixteen Ltd., GAS-seventeen Ltd., GasLog Partners, GasLog Partners Holdings LLC | Citibank N.A., Nordea Bank Finland plc, London Branch, DVB Bank America N.V., ABN Amro Bank N.V., Skandinaviska Enskilda Banken AB and BNP Paribas loan | Maximum
Borrowings
Refinance of outstanding debt																		$ 450,000
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Citibank, N.A., London Branch, Nordea Bank AB, London Branch, The Export-Import Bank of Korea, Bank of America, National Association, BNP Paribas, Crdit Agricole Corporate and Investment Bank, Credit Suisse AG, HSBC Bank plc, ING Bank N.V., London Branch, KEB HANA Bank, London Branch, KfW IPEX-Bank GmbH, National Australia Bank Limited, Oversea-Chinese Banking Corporation Limited, Socit Gnrale and The Korea Development Bank loan
Borrowings
Maximum loan facility amount																	$ 1,311,356
Outstanding balance																			$ 1,024,655	589,930
Number of international banks with debt financing agreement | item																	14
Number of new buildings expected to be delivered | building																	8
Export Import Bank of Korea ("KEXIM") and the Korea Trade Insurance Corporation ("K-Sure") coverage over facility																	60.00%
Number of tranches in loan agreement | tranche																	4
Number of sub-divided loans in the facility | loan																	8
Drawn amount			$ 165,805	$ 166,210		$ 166,210				$ 160,697	$ 160,697			$ 162,967		$ 162,967
Number of entities with required minimum liquidity | entity																			7
Minimum liquidity required at all times																			$ 1,500
Deferred financing costs																			4,526	17,519
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 1
Borrowings
Maximum loan facility amount																	$ 412,458
Number of equal semi-annual installments for debt repayment | installment																	24
Commencement of first installment after delivery of newbuilding																	6 months
Profile of debt instrument (in years)																	12 years
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 2
Borrowings
Maximum loan facility amount																	$ 201,094
Number of equal semi-annual installments for debt repayment | installment																	24
Commencement of first installment after delivery of newbuilding																	6 months
Profile of debt instrument (in years)																	12 years
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 3
Borrowings
Maximum loan facility amount																	$ 206,115
Number of equal semi-annual installments for debt repayment | installment																	24
Commencement of first installment after delivery of newbuilding																	6 months
Profile of debt instrument (in years)																	12 years
GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd., GAS-twenty four Ltd. and GAS-twenty five Ltd. | Tranche 4
Borrowings
Maximum loan facility amount																	$ 491,690
Number of equal semi-annual installments for debt repayment | installment																	20
Commencement of first installment after delivery of newbuilding																	6 months
Profile of debt instrument (in years)																	20 years
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | ABN AMRO Bank N.V., DNB (UK) Ltd., DVB Bank America N.V., Commonwealth Bank of Australia, ING Bank N.V., London Branch, Credit Agricole Corporate and Investment Bank and National Australia Bank Limited loan (Five Vessel Refinancing)
Borrowings
Minimum liquidity required at all times																			1,500
Refinance of outstanding debt															$ 644,000
Balance debt paid from available cash															68,800
Unamortized fees written off																					3,046
Decrease in aggregate available amount															1,300
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | Five-year senior tranche facility
Borrowings
Maximum loan facility amount																						$ 396,500
Outstanding balance																			321,439	353,170
Drawn amount															395,450
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | Five-year senior tranche facility, first four advances
Borrowings
Maximum loan facility amount															$ 72,288
Number of equal quarterly installment of debt repayment | installment															20
Commencement of first installment after drawdown															3 months
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | Senior tranche facility, fifth advance
Borrowings
Maximum loan facility amount															$ 106,298
Number of equal quarterly installment of debt repayment | installment															17
Commencement of first installment after drawdown															12 months
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | Two-year bullet junior tranche facility
Borrowings
Maximum loan facility amount																						$ 180,000
Outstanding balance																			0	29,750
Drawn amount															$ 179,750
Prepayment of debt instrument								$ 150,000
Unamortized loan fees amortised								1,016
Accelerated amortization																				$ 213
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | Two-year bullet junior tranche facility | GasLog Partners LP
Borrowings
Prepayment of debt instrument					$ 29,750
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | Two-year bullet junior tranche facility, first four advances
Borrowings
Maximum loan facility amount															$ 29,958
Advance repayable after drawdown															24 months
GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd. | Two-year bullet Junior tranche facility, fifth advance
Borrowings
Maximum loan facility amount															$ 59,918
Advance repayable after drawdown															24 months
GAS-eighteen Ltd | Two-year bullet junior tranche facility
Borrowings
Prepayment of debt instrument								29,958
GAS-nineteen Ltd | Two-year bullet junior tranche facility
Borrowings
Prepayment of debt instrument					9,917			20,042
GAS-twenty Ltd | Two-year bullet junior tranche facility
Borrowings
Prepayment of debt instrument					9,917			20,042
GAS-twenty one Ltd | Two-year bullet junior tranche facility
Borrowings
Prepayment of debt instrument					$ 9,916			20,042
GAS-twenty seven Ltd | Two-year bullet junior tranche facility
Borrowings
Prepayment of debt instrument								$ 59,918
GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd. | Citigroup Global Market Limited, Credit Suisse AG, Nordea Bank AB, London Branch, Skandinaviska Enskilda Banken AB (publ), HSBC Bank plc, ING Bank N.V., London Branch, Danmarks Skibskredit A/S, Korea Development Bank and DVB Bank America N.V. loan (Legacy Facility Refinancing)
Borrowings
Maximum loan facility amount													$ 1,050,000
Profile of debt instrument (in years)													5 years
Minimum liquidity required at all times																			1,500
Refinance of outstanding debt												$ 959,899
Unamortized fees written off																					$ 18,215
Number of vessels on which the existing indebtedness is refinanced | item													8
Number of legacy facilities refinanced | facility													6
GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd. | Five-year term loan facility (Legacy Facility Refinancing)
Borrowings
Maximum loan facility amount													$ 950,000
Outstanding balance																			833,333
Installment amount																			29,167
Final balloon payment																			$ 687,500
Number of equal semi-annual installments for debt repayment | installment																			5
Drawn amount												950,000
GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd. | Revolving credit facilities (Legacy Facility Refinancing)
Borrowings
Maximum loan facility amount													$ 100,000
Outstanding balance																			$ 0
Drawn amount		$ 25,940							$ 30,000			$ 11,641
Repayment of borrowings	$ 25,940						$ 41,641
Available facility amount																			$ 100,000